Contingent liabilities, contractual commitments and guarantees - Narrative (Details) - USD ($) $ in Millions	Dec. 31, 2023	Dec. 31, 2022
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 111,922	$ 107,699
Associates
Disclosure of contingent liabilities [line items]
Estimated financial effect of contingent liabilities	$ 69,900	$ 64,800